Going Concern (Details Narrative) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Going Concern (Details Narrative)
Accumulated deficit	$ (2,218,270)	$ (1,909,373)	$ (42,375)